Consolidated cash flow statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated cash flow statement
Net Profit	[1]	€ 307	€ 595	€ 509
Taxation		140	152	203
Net monetary (gain)/loss arising from hyperinflationary economies		31		10
Net Finance Costs		121	17	20
Operating Profit		599	764	742
Adjustments for
- Depreciation, amortisation and impairment	[2]	338	376	357
- Non-cash charge for share-based compensation		35	32	20
- Elimination of (profits)/losses on disposals		15		7
Changes in working capital:		(231)	70	56
- Inventories		(49)	3	54
- Trade and other receivables		(1,514)	41	30
- Trade payables and other liabilities		1,332	26	(28)
Pensions and similar obligations less payments		(34)	(34)	(30)
Provisions less payments		(73)	41	(14)
Other adjustments			4	6
Cash flow from operating activities		649	1,253	1,144
Income tax paid		(166)	(140)	(230)
Net cash flow from operating activities		483	1,113	914
Interest Received		15	2	1
Purchase of intangible assets		(3)		(2)
Purchase of property, plant and equipment		(357)	(321)	(278)
Disposal of property, plant and equipment		30	22	27
Acquisition of businesses, net of cash			(61)	(604)
Disposal of other non-current investments			(1)	2
Net cash flow from/(used in) investing activities		(315)	(359)	(854)
Dividends paid to Unilever	[3]	(83)	(11)
Interest paid		(130)	(13)	(10)
Additional financial liabilities		3,078	2
Repayment of financial liabilities				(3)
Lease payments		(56)	(39)	(45)
Transactions with Unilever	[3]	(2,595)	(676)	7
Other financing activities		(9)
Net cash flow from/(used in) financing activities		205	(737)	(51)
Net increase/(decrease) in cash and cash equivalents		373	17	9
Cash and cash equivalents at the beginning of the year		67	50	43
Effect of foreign exchange rate changes		(4)		(2)
Cash and cash equivalents at the end of the year		€ 436	€ 67	€ 50

[1]	Profit for the period prior to the Demerger is presented within Invested Capital.
[2]	Represents amortisation and depreciation charges on intangible assets, property, plant and equipment, and leased assets recognised in the balance sheet. For 2023, 2024, and the first half of 2025, this also includes allocated charges for shared assets with Unilever that did not transfer to the Group at Separation. From H2 2025, these depreciation and amortisation costs are included within the TSA charge from Unilever, reflecting the Group’s continued use of those assets during the Transitional Period.
[3]	As part of the Separation, TMICC paid €3,162 million to Unilever, offset by an inventory subsidy receipt of €905 million and a working capital subsidy payment of €300 million. A dividend to Unilever of €83 million did not result in a separate cash outflow, as it was a cash neutral dividend distribution with an equal and opposite movement recognised in ‘Transactions with Unilever’.